Note 9 - Debt and Convertible Debt (Details)	1 Months Ended	12 Months Ended		42 Months Ended					1 Months Ended											1 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	42 Months Ended	1 Months Ended							1 Months Ended
	Mar. 31, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Aug. 25, 2013	Jun. 30, 2013 USD ($)	May 31, 2013 USD ($)	May 31, 2011 USD ($)	Mar. 31, 2014 Subsequent Event [Member] Series C Preferred Stock [Member]	Apr. 30, 2014 Subsequent Event [Member] Mablife [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] Mablife [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] Mablife [Member] February 2014 [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] Mablife [Member] April 2014 [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] Mablife [Member] May 2014 [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] Mablife [Member] June 2014 [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] Mablife [Member] August 2014 [Member] Patents [Member] USD ($)	Aug. 31, 2013 Tranche 2 [Member] Midcap [Member] USD ($)	Aug. 31, 2013 Tranche 1 and 2 [Member] Midcap [Member]	Aug. 31, 2011 Amendment - New Fair Value [Member] USD ($)	Jun. 30, 2012 Cash Payment [Member] Chief Executive Officer [Member] USD ($)	Aug. 31, 2011 Expected to be Issued [Member] USD ($)	Dec. 31, 2011 Potential Share Buy-Back [Member] Private Investor [Member] USD ($)	Dec. 31, 2010 Potential Share Buy-Back [Member] Three Private Investors [Member] USD ($)	Apr. 30, 2012 Mablife [Member] USD ($)	Dec. 31, 2013 Mablife [Member] USD ($)	Dec. 31, 2012 Mablife [Member] USD ($)	Mar. 31, 2012 Mablife [Member] USD ($)	Jun. 30, 2012 Chief Executive Officer [Member] USD ($)	Dec. 31, 2010 Chief Executive Officer [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] USD ($)	Dec. 31, 2013 Chief Executive Officer [Member] USD ($)	Mar. 31, 2014 Series C Preferred Stock [Member]	Aug. 31, 2013 Midcap [Member] USD ($)	Mar. 31, 2014 Bank Hapoalim [Member] ILS	Dec. 31, 2013 Bank Hapoalim [Member] USD ($)	Dec. 31, 2013 Mablife [Member] Present Value [Member] Patents [Member] USD ($)	Dec. 31, 2013 Mablife [Member] Patents [Member] USD ($)	May 31, 2011 Single Institutional Investor [Member] USD ($)	Jun. 30, 2011 Private Investor [Member] USD ($)	Jan. 31, 2011 Private Investor [Member] USD ($)	Mar. 31, 2011 Three Private Investors [Member] USD ($)	Jan. 31, 2011 Three Private Investors [Member]	Dec. 31, 2010 Three Private Investors [Member] USD ($)
Note 9 - Debt and Convertible Debt (Details) [Line Items]
Loans Payable																																	$ 4,400,000
Debtor-in-Possession Financing, Unused Borrowings																	1,000,000
Debt Instrument, Term Loan, Principal Payment Requirements, Net Cash Proceeds																	17,500,000
Debt Instrument, Interest Rate, Stated Percentage						6.50%	10.00%	1.00%										11.50%									12.00%								6.10%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					1,041,409		500,000										101,531
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																	3.50
Warrants and Rights Outstanding																	300,000				80,000																	78,000
Preferred Stock, Dividend Rate, Percentage									8.00%																							8.00%
Line of Credit Facility, Maximum Borrowing Capacity																																		130,000	37,500
Debt Instrument, Face Amount						36,000	50,000	300,000
Class of Warrant or Right, Percent Discount Off Exercise Price Per Share							10.00%
Interest Expense, Debt		50,000																							80,000	3,500
Notes Payable																											600,000
Notes Payable, Fair Value Disclosure																											400,000
Royalty Rate, Percent of Net Sales																											0.60%
Payments to Acquire Intangible Assets				520,000																				60,000
Purchase Obligation, Future Minimum Payments, Remainder of Fiscal Year										100,000		20,000	35,000	80,000	33,000	34,000
Purchase Obligation, Due in Second Year										100,000	25,000
Purchase Obligation, Due in Third Year										100,000	25,000
Purchase Obligation, Due in Fourth Year											25,000
Purchase Obligation, Due in Fifth Year										35,000	25,000
Purchase Obligation, Present Value of Future Payments																																				400,000
Notes Payable, Current																																					100,000
Class Of Warrant or Right, Percent of Coverage								30.00%
Class of Warrant or Right, Maximum Amount of Investment								300,000											1,100,000
Class of Warrant or Right, Percent of Discount								35.00%
Convertible Debt, Fair Value Disclosures																			221,000
Proceeds from Convertible Debt			150,000	266,000																									300,000		0									100,000			100,000
Debt Instrument, Basis Spread on Variable Rate																													1.50%													2.00%	1.50%
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	142,830																											408,809											120,123
Gains (Losses) on Extinguishment of Debt			(549,000)	(663,000)																								500,000											100,000		7,000
Share Repurchase, Percent of Converted Shares																																							50.00%
Other Liabilities, Current			150,000																			50,000	66,000
Debt Instrument, Term																													24 months
Repayments of Convertible Debt																				$ 20,000								$ 200,000		$ 200,000